LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASES
Operating lease right-of-use assets, gross	¥ 4,986,151	¥ 5,274,000
Less: Impairment losses	(154,527)	(80,592)
Operating lease right-of-use assets	4,831,624	5,193,408
Operating lease liabilities, current	110,133	117,345
Operating lease liabilities, non-current	¥ 1,203,487	¥ 1,279,726